UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GSB Podium Advisors, LLC

Address:   405 Lexington Avenue, 54th Floor, New York, NY  10174.

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shengbei Guo
Title:   Managing Member
Phone:   212-490-6900

Signature, Place, and Date of Signing:

/s/ Shengbei Guo              New York, NY             February 14, 2012

Note that the Information Table entry total and the Information Table value total both exclude a significant number of the reporting manager's portfolio positions which have been omitted by application of the de minimus rule specified in Item 10 to the Form 13F instructions.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

GSB Podium Advisors, LLC

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      13
Form 13F Information Table Value Total:      $3,643
                                             (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE

                                                         Market   Shares
                                    Title of             Value     /PRN                     Investment   Other     Voting
            Name of Issuer            Class    CUSIP    (X1000)   Amount   SH/PRN Put/Call  Discretion  Managers  Authority
----------------------------------- -------- --------- --------- --------- ------ -------- ----------- --------- ----------
UGI CORP HOLDING CO                 COM      902681105    2,164    12,365   SH                 SOLE                SOLE
MYLAN INC                           COM      628530107    4,232    24,674   SH                 SOLE                SOLE
ALTERA CORP                         COM      021441100    3,092    10,128   SH                 SOLE                SOLE
LSI CORPORATION                     COM      502161102    2,788    53,814   SH                 SOLE                SOLE
SAIC INC                            COM      78390X101    4,111    34,302   SH                 SOLE                SOLE
ALCOA INC                           COM      013817101    3,653    40,976   SH                 SOLE                SOLE
FRONTIER COMMUNICATIONS CORP        COM      35906A108    2,092    34,233   SH                 SOLE                SOLE
DENDREON CORP                       COM      24823Q107    2,984    35,014   SH                 SOLE                SOLE
DREAMWORKS ANIMATION SKG INC CL A   CL  A    26153C103    2,801    16,475   SH                 SOLE                SOLE
CA INC                              COM      12673P105    2,412    12,030   SH                 SOLE                SOLE
BABCOCK & WILCOX CO NEW             COM      05615F102    2,078    10,213   SH                 SOLE                SOLE
CINEMARK HOLDINGS INC               COM      17243V102    2,021    10,862   SH                 SOLE                SOLE
FIRST NIAGARA FINANCIAL GROUP INC   COM      33582V108    2,001    22,145   SH                 SOLE                SOLE